CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash, cash equivalents and restricted cash at end of the year	¥ 30,493,064	$ 4,785,028	¥ 10,172,519	$ 1,596,290	¥ 1,436,389	¥ 95,523
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of the year					147
Cash, cash equivalents and restricted cash of continuing operations at end of the year	¥ 30,493,064	$ 4,785,028	¥ 10,172,519		¥ 1,436,242